Share-based payments (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 GBP (£) £ / shares	Jun. 30, 2022 GBP (£)	Dec. 31, 2022 £ / shares	Apr. 03, 2023 $ / shares shares	Mar. 27, 2023 $ / shares	Aug. 09, 2022 shares	Feb. 10, 2022 shares	Aug. 25, 2020 £ / shares shares
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted	90.00%		90.00%
Number of shares issued | shares				200,000		11,678	63,280	15,891
Price per share | (per share)				$ 0.30	$ 1.60			£ 215.00
Enterprise Management Incentive Share Option Scheme [Member]
IfrsStatementLineItems [Line Items]
Weighted average share price | £ / shares
Expense from share-based payment transactions | £
Expected volatility, share options granted	75.00%
Two Thousand Twenty One Share Option Scheme [Member]
IfrsStatementLineItems [Line Items]
Weighted average share price | £ / shares	£ 53.42
Expense from share-based payment transactions | £	£ 142,321
Expected volatility, share options granted	80.00%